Employee and Director Stock Purchase Plans - Additional Information (Detail) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common stock purchased	218,824	87,534	117,627
ESPP [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares reserved for issuance	323,254
Permitted purchase common stock	25,000
Option to purchase common stock with exercise price	95.00%
Brokerage commissions or service charges	0
Common stock purchased	3,920	7,243	7,757
DSPP [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares reserved for issuance	319,216
Permitted purchase common stock	25,000
Option to purchase common stock with exercise price	95.00%
Brokerage commissions or service charges	0
Common stock purchased	4,606	3,101	3,351